Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,819,000
Previously Paid Amount	0.00
Total Fee Amount	431.59
Total Offset Amount	0.00
Net Fee	431.59
Narrative - Max Aggregate Offering Price	$ 2,819,000
Final Prospectus	true